Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Equity

Note 14 — Equity

Ordinary Shares

On December 5, 2022, the Company held its 2022 special general meeting of shareholders. At the Meeting, the Company’s shareholders approved an amendment to the Company’s amended and restated Memorandum and Articles of Association (“A&R M&A”) to increase the authorized share capital. As a result, the Company’s authorized share capital is $16,666,700 divided into 10,000,000,000 shares of a par value of US$0.00166667 each, with an increase of an additional 9,700,000,000 shares of a par value of US$0.00166667 each.

On May 30, 2023, the Company held an extraordinary general shareholders meeting. At the Meeting, the Company’s shareholders approved (i) a share consolidation of thirty (30) issued and unissued ordinary shares with par value of US$0.00166667 each in the Company’s issued and unissued share capital into one (1) share with par value of US$ 0.050 (the “Share Consolidation”) and (ii) an increase in the authorized share capital of the Company from US$16,666,700 (divided in to 333,333,333 shares) to US$50,000,000 (divided in to 1,000,000,000 shares), all of which will rank pari passu in all respects with all existing shares of the Company.

On September 5, 2023, the Company held its 2023 special general meeting of shareholder. At the Meeting, the Company’s shareholders approved (i) a share consolidation of every eight (8) issued and unissued ordinary shares with par value of US$0.050 each in the Company’s issued and unissued share capital be consolidated into one (1) share with par value of US$ 0.40 (the “Share Consolidation”); (ii) an increase in the authorized share capital of the Company from US$50,000,000 divided into 125,000,000 shares of a nominal or par value of US$0.40 each, to US$200,000,000 divided into 500,000,000 shares of a nominal or par value of US$0.40 each (the “Share Capital Increase”); (iii) a dual-class share structure of Class A and Class B ordinary shares of the Company, with each Class A and Class B ordinary share ranking pari passu and having the same rights, preferences, privileges and restrictions, except that, voting as the same class, each Class B ordinary share is entitled to thirty (30) votes and each Class A ordinary is entitled one (1) vote (the “Dual-class Share Structure”); (iv) a re-designation of 2,000,000 shares of the 500,000,000 authorized shares as Class B ordinary shares and 498,000,000 shares of the 500,000,000 authorized shares as Class A ordinary shares; (v) a re-designation of the 243,903 shares (after giving effect to the Share Consolidation) held by Mr. Stewart Lor, CEO and Chairman of the Board of the Company, as Class B ordinary shares (together with item (iv), the “Share Re-designation”); and (vi) an adoption of the fifth amended and restated memorandum and articles of association in replace of the Company’s currently in effect fourth memorandum and articles of association to reflect the changes in connection with the Share consolidation, the Share Capital Increase, the Dual-class Share Structure and the Share Re-designation.

On December 1, 2023, the Company held an extraordinary general meeting. At the Meeting, the Company’s shareholders approved: (a) the name of the Company be changed from Powerbridge Technologies Co., Ltd. to X3 Holdings Co., Ltd., and ticker symbol of the Company be changed from “PBTS” to “XTKG” (the “Name Change”). (b) the authorized share capital of the Company be increased from US$200,000,000 divided into 500,000,000 shares of a nominal or par value of US$0.40 each to US$2,000,000,000 divided into 5,000,000,000 ordinary shares of a nominal or par value of US$0.40 each by creation of an additional 4,500,000,000 ordinary shares of a nominal or par value of US$0.40 each (the “Share Capital Increase”). (c) 18,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares be re-designated as Class B ordinary shares and 4,482,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares as Class A ordinary shares (together, the “Share Re-designation”), such the authorized share capital of the Company shall be changed to “US$2,000,000,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of US$0.40 each, and (ii) 20,000,000 Class B ordinary shares of a par value of US$0.40 each.” (d) to adopt the sixth amended and restated memorandum and articles of association in replace of the Company’s currently in effect fifth amended and restated memorandum and articles of association to reflect the changes in connection with the Name Change, the Share Capital Increase and the Share Re-designation (the “Sixth Amendment of Memorandum”). (e) to ratify the election of Mr. Phillip Tao QIU and Dr. Ruizhong JIANG as Independent Directors of the Company with a one-year term of office until the annual general meeting of the shareholders of the Company to be held in 2024 (the “Directors Appointment”). (f) to grant general authorizations to the board of directors or any one director or officer of the Company to take any and every action that might be necessary, appropriate or desirable to effect the foregoing resolutions as such director or officer, in his or her absolute discretion, thinks fit.

The Company had 3,953,773 and 285,005,647 (split adjusted 1,187,498) ordinary shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively.

On June 21, 2023, the Company paid cash to certain minor shareholders and cancelled 1,756 (split-adjusted 220) shares due to share consolidation reconciliation.

Public Offering Warrants

In connection with the initial public offering (“IPO”) on April 4, 2019, the Company issued warrants totaling 122,500 (split- adjusted 510) units to the placement agents (the “Public Offering Warrants”). The warrants carry a term of five years and shall be exercisable at $5.50 (split- adjusted $1,320) per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. As of June 30, 2023 and December 31, 2022, no warrants were exercised. weighted average remaining life of 0.76 years and 1.24 years, respectively. The fair value of this Public Offering Warrants was $356,200, which was considered a direct cost of IPO and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $5.00 (split-adjusted 1200), risk free rate of 2.2%; expected term of 5 years; exercise price of the warrants of $5.5 (split- adjusted $1,320), volatility of 71.9%; and expected future dividends of nil.

Ordinary shares issued for consulting services

On September 30, 2019, the Company entered into a marketing development service agreement with an external consultant for service term of three years and agreed to 50,000 (split-adjusted 208) shares as compensation. The fair value of those restricted shares was assessed at $164,000 based on the stock price of contract dates. On November 28, 2019, the Company entered into a marketing development service agreement with another external consultants for service term of three years and agreed to 57,540 (split-adjusted 240) shares as compensation. The fair value of those restricted shares was assessed at $171,469 based on the stock price of contract dates.

On September 26, 2020, the Company signed a consulting agreement with a third-party consultant. Pursuant to the agreement, the Company agreed to pay a total of 100,000 (split-adjusted 417) ordinary shares for service term of three years as compensation. The Company has issued the above 100,000 (split-adjusted 417) shares on June 1, 2021. The fair value of those restricted shares was assessed at $209,000 based on the stock price of contract dates. On August 17, 2020, the Company signed a consulting agreement with a third-party consultant. Pursuant to the agreement, the Company agreed to pay a total of 10,000 (split-adjusted 42) ordinary shares for service term of two years as compensation. The Company has issued the above 10,000 (split-adjusted 42) shares on March 1, 2022. The fair value of those restricted shares was assessed at $27,900 based on the stock price of contract dates.

On September 23, 2021, the Company signed a consulting agreement with a third-party consultant. Pursuant to the agreement, the Company agreed to pay a total of 250,000 (split-adjusted 1,042) ordinary shares for service term of one year as compensation. The fair value of those restricted shares was assessed at $320,000 based on the stock price of contract dates. On September 23, 2021, the Company signed a consulting agreement with a third-party consultant. Pursuant to the agreement, the Company agreed to pay a total of 250,000 (split-adjusted 1,042) ordinary shares for service term of one year as compensation. The fair value of those restricted shares was assessed at $320,000 based on the stock price of contract dates.

On May 18, 2022, the Company issued 37,255 (split-adjusted 155) ordinary shares as compensation to an advisory firm for the related investor relations advisory service. The fair value of those restricted shares was assessed at $11,564 based on the stock price of contract dates.

On January 4, 2023, March 14, 2023, March 27, 2023, April 23, 2023 and June 26, 2023, the Company issued 909,091(split-adjusted 3,788), 3,000,000 (split-adjusted 12,500), 2,272,727 (split-adjusted 9,470), 3,030,303 (split-adjusted 12,626) and 349,650 (split-adjusted 43,706) ordinary shares as compensation to an advisory firm for the related investor relations advisory service. The aggregated fair value of those restricted shares was assessed at $1,361,637 based on the stock price of contract dates.

For the six months ended June 30, 2023 and 2022, the Company recorded a consulting fee expense of $1,396,470 and $429,284 included in the share-based compensation expense. As of June 30, 2023 and December 31, 2022, there were unrecognized share-based compensation expense related to the ordinary shares issued for consulting services amounted to $17,416 and $52,249, respectively.

Restricted share units (“RSUs”) issued for consulting services

On June 16, 2022, the board of directors proposed to modify the Company’s Amended 2018 Stock Option Plan), by supplementing various clauses in relation to the grant of Restricted Shares and Restricted Share Units to the employees, Directors and consultants of the Company.

On July 15, 2022 the Company signed six consulting agreements with six third-party consultants with term of three years. Pursuant to the agreements, the Company agreed to pay total of 12,000,000 (split-adjusted 50,000) RSUs (representing 1 ordinary shares of the Company, with par value $0.00166667 (split-adjusted 0.4) per share) as compensation for the services after signing of the agreements. The Company issued 12,000,000 (split-adjusted 50,000) RSUs on July 22, 2022. The fair value of those shares was assessed at $13,080,000 based on the stock price of contract date. For the six months ended June 30, 2023, the Company recorded a consulting fee expense of $2,180,000, included in the share-based compensation expense. As of June 30, 2023 and December 31, 2022, there were unrecognized share-based compensation expense related to RSUs issued for consulting services amounted to $8,901,667 and $11,081,667, respectively.

2018 Stock option plan

On August 18, 2018 and further amended on February 10, 2019, the Board of Directors (“Board”) approved an amended the 2018 Stock Option Plan (the “2018 Plan”).  The Plan provides for discretionary grants of stock options to key employees, directors and consultants of the Company. The purpose of the Plan is to attract and retain the best available personnel and to promote the success of the Company’s business. The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 1,035,787 (split-adjusted 4,316) shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee. The Plan shall become effective on the effective date of the Company’s contemplated initial public offering is completed, which was on April 4, 2019. The grants under the Plan generally have a maximum contractual term of ten years from the date of grant. Stock option awards granted under the plan at the determination of the Board shall be effective and exercisable after the Company’ completion of IPO of its securities. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and might contain both service and performance conditions. The Company believes the options contain an explicit service condition and a performance condition. On July 2, 2020, the Board approved to amend the 2018 Plan to adjust that the maximum aggregate number of ordinary shares reserved and available pursuant to the 2018 Plan shall not at any time exceed 20% of the total number of outstanding Ordinary Shares at the time of issuance, from time to time. Such amendment was approved during shareholders’ annual meeting on July 27, 2020.

On April 4, 2019, the Board approved to issue 1,050,500 (split-adjusted 4,377) stock options to its employees under 2018 stock option plan with exercise price of $5.0 (split-adjusted 1,200) per share. These options generally have vesting periods of 1-3 years and will expire no later than April 3, 2024. On January 29, 2022, the Board cancelled this plan.

On April 4, 2019, the Board approved to issue 300,000 (split-adjusted 1,250) stock options to an external consultant under 2018 stock option plan with exercise price of $3.75 (split-adjusted 900) per share. These options were fully vested upon grant and will expire no later than April 3, 2029. On February 18, 2021, the consultant excised 58,110 (split-adjusted 242) shares options on a cashless basis. On February 6, 2021, the Company issued 23,954 (split-adjusted 100) ordinary shares to the consultant.

On May 26, 2021, the Board approved to issue 7,604,964 (split-adjusted 31,687) stock options to its employees under 2018 stock option plan with exercise price of $1.22 (split-adjusted 292.8) per share. 4,014,964 (split-adjusted 16,729) of these stock options were fully vested upon grant; 3,590,000(split-adjusted 14,958) of these stock options generally have vesting periods of 1-3 years. The options will expire no later than May 26, 2026. On January 26, 2022 the Board approved to amend the exercise price from $1.22 (split-adjusted 292.8) to $0.34 (split-adjusted 81.6) per share, 5,809,964 (split-adjusted 24,208) of these stock options were fully vested upon grant; 1,795,000 (split-adjusted 7,479) of these stock options was vested in one year after grant. The Company recorded modification expense of $2,139,555. On May 16, 2022, the Board further approved to amend the exercise price from $0.34 (split-adjusted 81.6) to $0.265 (split-adjusted 63.6) per share. The Company recorded modification expense of $137,641. On December 20, 2022, the Board further approved to amend the exercise price from $0.265 (split-adjusted 63.6) to $0.084 (split-adjusted 20.16) per share. The Company recorded modification expense of $206,461.

The fair value of stock options was determined at the date of grant using the Black-Scholes option pricing model. The Black-Scholes option model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The expected term represents the period of time that stock-based compensation awards granted are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of stock-based compensation instruments. The dividend yield assumption is based on historical patterns and future expectations for the Company dividends. Assumptions used to estimate the fair value of stock options on the grant dates are as follows:

	Options granted in May 2021	Options Amended in January, 2022	Options Amended in May, 2022	Options Amended in December, 2022
Risk-free interest rate	0.81%	1.66%	0.81%	4.44%
Expected life of the options	5 years	4.33 years	4.03 years	3.43 years
Expected volatility	96.0%	96.0%	96.0%	96.0%
Expected dividend yield	-%	-%	-%	-%
Fair value	$7,232,526	$2,106,163	$1,652,811	$689,971

A summary of activities of the stock options is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	Year	$

Outstanding as of December 31, 2021	37,072	416.42	4.23	-
Granted	-	-	-	-
Cancelled	(4,377)	1,133.36	-	-
Outstanding as of December 31, 2022	32,695	48.00	3.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of June 30, 2023	32,695	47.29	2.99	-
Exercisable as of June 30, 2023	32,695	47.29	2.99	-

For the six months ended June 30, 2023 and 2022, total share-based compensation expenses recognized for the share options granted were $nil and $2,630,758, respectively. As of June 30, 2023 and December 31, 2022, there was no unrecognized share-based compensation expenses related to the share options granted, respectively.

Private placement

On September 1, 2022, the Company entered into a securities purchase agreement with White Lion Capital LLC (“White Lion”). Pursuant to the agreement, White Lion shall purchase up to $15 million of the Company’s ordinary shares at the lowest daily VWAP of the Ordinary Shares during the Valuation Period by 97%. As of December 31, 2022, the Company issued 22,875,000 (split-adjusted 95,313) ordinary shares and net proceeds was $3,519,202. During six months ended June 30, 2023, the Company issued 5,000,000 (split-adjusted 20,833) ordinary shares and net proceeds was $491,180. The Company issued 37,500 ordinary shares and received approximately $0.1 million from White Lion in 2023.

On September 9, 2022, the Company entered into a securities purchase agreement with YA II PN, LTD. Pursuant to the agreement, YA II PN, LTD. shall purchase up to $30 million of the Company’s ordinary shares at the market price by 96%, and the company shall issue to YA II PN, LTD. 223,880 (split-adjusted 933) ordinary shares as a commitment fee. As of December 31, 2022, the Company issued 17,035,074 (split-adjusted 70,979) ordinary shares and net proceeds was $3,511,317. The Company issued 223,880 (split-adjusted 933) ordinary shares for commitment fee on January 1, 2023. During six months ended June 30, 2023, the Company issued 41,406,784(split-adjusted 172,528) ordinary shares and net proceeds was $3,945,066. The Company issued 1,300,173 ordinary shares and received approximately $2.9 million from YA II PN, LTD. in 2023.

On December 29, 2022, the Company entered into a securities purchase agreement with TBS Capital LP, (“TBS”). Pursuant to the agreement, TBS shall purchase up to $15 million of the Company’s ordinary shares at the market price by 96%, and the company shall issue to Yorkville 223,880 (split-adjusted 933) ordinary shares as a commitment fee. The Company issued 223,880 (split-adjusted 933) ordinary shares for commitment fee on December 15, 2022. During six months ended June 30, 2023, the Company issued 11,836,592(split-adjusted 49,319) ordinary shares and received net proceeds of $499,063, the remaining balance of $500,000 is still outstanding as of the filing date.

On May 17, 2023, the Company entered into a securities purchase agreement with Spring Field Fund SPC. Pursuant to the agreement, Spring Field Fund SPC shall purchase $600,000 of the Company’s ordinary shares at a higher price of (i)80% of the closing bid price at May 17, 2023; or (ii) a price further negotiated and agreed by both parties upon closing; or (iii) $0.05. Net proceeds of $600,000 was received on May 18, 2023, as of this filing date, the related ordinary shares have not been issued.

Conversion of convertible notes

On May 25, 2022, the Company issued an aggregate of 5,929,838 (split-adjusted 24,708) ordinary shares, par value $0.00166667 (split-adjusted $0.4) per share, of the Company, to YA (Note 12). The fair value of the conversion note was assessed at $2,261,270 upon conversion based on the binomial model assessed by the independent valuation firm.

On December 12, 2022, the Company issued an aggregate of 13,981,758 (split-adjusted 58,257) ordinary shares, par value $0.00166667 (split-adjusted $0.4) per share, of the Company, to Streeterville (Note 12). The fair value of the conversion note was assessed at $1,534,654 upon conversion based on the binomial model assessed by the independent valuation firm.

On February 3, 2023, the Company issued an aggregate of 26,849,931 (split-adjusted 111,875) ordinary shares, par value $0.00166667 (split-adjusted $0.4) per share, of the Company, to Streeterville (Note 12). The fair value of the conversion note was assessed at $3,128,453 upon conversion based on the binomial model assessed by the independent valuation firm.

Shares issued for reserve

On August 5, 2021, the Company issued 4,014,964 (split-adjusted 16,729) ordinary shares held in an escrow account as reserve solely for potential stock options. On September 20, 2022, the Company issued 2,416,650 (split-adjusted 10,069) ordinary shares held in an escrow account as reserve solely for potential stock options. As of June 30, 2023, no shares were transferred to the holders.

At the market (“ATM”) offering

On February 23, 2021, the Company entered into a Sales Agreement (the “Sales Agreement”) with A.G.P./Alliance Global Partners, as sales agent (the “Agent”), pursuant to which the Company may offer and sell, from time to time, through or to the Agent, as sales agent and/or principal (the “Offering”) up to $30,000,000 of its ordinary shares, par value $0.00166667 (split-adjusted $0.4) per share (the “Shares”). Any Shares offered and sold in the Offering will be issued pursuant to the Company’s Registration Statement on Form F-3 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) on February 23, 2021, and the sales agreement prospectus that forms a part of such Registration Statement, following such time as the Registration Statement is declared effective by the SEC, for an aggregate offering price of up to $200 million. For the year ended December 31, 2021, the Company sold 1,626,327 (split-adjusted 6,776) ordinary shares, par value $0.00166667 (split-adjusted $0.4) per share, through the ATM offering with net proceeds of $5,128,477. For the year ended December 31, 2022, the Company sold 56,800 (split-adjusted 237) ordinary shares, par value $0.00166667 (split-adjusted $0.4) per share, through the ATM offering with net proceeds of $56,449, the amount was received on January 28, 2023.

Shares issued for long-term investments/acquisitions

In connection of the long-term investment of Smartconn, on January 20, 2022, the Company issued 17,138,305 (split-adjusted 71,410) ordinary shares to the original shareholders of Smartconn as consideration of 19.99% equity interest. The fair value of the shares issued amounted to $8,305,222.

On January 5, 2023, the Company entered into an equity transfer agreement with a shareholder of Smartconn which the Company agrees to purchase 31% equity of Smartconn at 90% of the appraisal price. The consideration of the Acquisition will be paid in the form of 114,899,222 (split-adjusted 478,747) newly issued shares of the Company. The fair value of the shares issued amounted to $12,640,062.

In connection of the long-term investment of Boxinrui on June 28, 2022, the Company issued 19,942,553 (split-adjusted 83,094) ordinary shares to the original shareholders of Boxinrui as consideration of 15% equity interest. The fair value of the shares issued amounted to $6,674,772. On December 28, 2022, the Company further issued 55,300,530 (split-adjusted 230,419) ordinary shares to the original shareholders of Boxinrui as consideration of 20% equity interest. The fair value of the shares issued amounted to $4,446,163.

On March 28, 2023, the Company entered into an equity transfer agreement with fifteen individual shareholders of Boxinrui, pursuant to which the Company agreed to pre-issue 276,448,625(split-adjusted 1,151,869) shares to further acquire 65% equity interest in Boxinrui for a consideration in form of 276,448,625 (split-adjusted 1,151,869) shares to the Relevant Shareholders. The fair value of the shares issued amounted to $24,078,675.

In connection of the long-term investment of Chenbao, on August 24, 2022, the Company issued 5,756,481 (split-adjusted 23,985) ordinary shares to the original shareholders of Chenbao as partial consideration of 5% equity interest. The fair value of the shares issued amounted to $1,844,377.

In connection of the long-term investment of DTI, on November 1, 2022, the Company issued 55,506,750 (split-adjusted 231,278) ordinary shares to the original shareholders of DTI as consideration of 19% equity interest. The fair value of the shares issued amounted to $9,058,701.

On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI which the Company agrees to prepaid 167,592,318 (split-adjusted 698,301) shares to purchase 32% equity of DTI. The fair value of the shares issued amounted to $15,906,186.

Additional paid-in capital

As of June 30, 2023 and December 31, 2022, additional paid-in capital in the unaudited condensed consolidated balance sheet represented the combined contributed capital of the Company’s subsidiaries.

Statutory reserve

Under PRC law, the Company’s subsidiary located in the PRC (collectively referred as the (“PRC entities”) are required to provide for certain statutory reserves. The PRC entities are required to allocate at least 10% of their after-tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis.

The Company’s subsidiaries in PRC had accumulated deficits as of June 30, 2023 and December 31, 2022, as a result, the statutory reserve balances were $nil as of June 30, 2023 and December 31,2022.